SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock-based compensation expense	$ 558	$ 400
Cost of revenues [Member] | Employees and Directors [Member]
Stock-based compensation expense	76	18	[1]
Research and development [Member] | Employees and Directors [Member]
Stock-based compensation expense	115	55	[1]
Marketing and Selling [Member] | Employees and Directors [Member]
Stock-based compensation expense	20	94
General and Administrative [Member] | Employees and Directors [Member]
Stock-based compensation expense	$ 347	$ 233

[1]	Reclassified